Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	$ 251,954	$ 355,771
Securities available-for-sale, Gross Unrealized Gains	5,922	7,091
Securities available-for-sale, Gross Unrealized Losses	3,833	10,202
Securities available-for-sale	254,043	352,660
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,816	2,317
Securities available-for-sale, Gross Unrealized Gains	11	48
Securities available-for-sale, Gross Unrealized Losses	0	0
Securities available-for-sale	1,827	2,365
Obligations of states and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	41,382	41,027
Securities available-for-sale, Gross Unrealized Gains	722	627
Securities available-for-sale, Gross Unrealized Losses	8	106
Securities available-for-sale	42,096	41,548
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	185,831	282,653
Securities available-for-sale, Gross Unrealized Gains	3,470	2,765
Securities available-for-sale, Gross Unrealized Losses	1,973	7,310
Securities available-for-sale	187,328	278,108
Private label
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,700	2,184
Securities available-for-sale, Gross Unrealized Gains	8	16
Securities available-for-sale, Gross Unrealized Losses	4	3
Securities available-for-sale	1,704	2,197
Trust preferred securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	9,763	12,943
Securities available-for-sale, Gross Unrealized Gains	425	2,113
Securities available-for-sale, Gross Unrealized Losses	1,152	1,900
Securities available-for-sale	9,036	13,156
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	7,806	9,788
Securities available-for-sale, Gross Unrealized Gains	204	183
Securities available-for-sale, Gross Unrealized Losses	693	843
Securities available-for-sale	7,317	9,128
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	248,298	350,912
Securities available-for-sale, Gross Unrealized Gains	4,840	5,752
Securities available-for-sale, Gross Unrealized Losses	3,830	10,162
Securities available-for-sale	249,308	346,502
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	2,131	3,334
Securities available-for-sale, Gross Unrealized Gains	1,082	1,339
Securities available-for-sale, Gross Unrealized Losses	0	0
Securities available-for-sale	3,213	4,673
Investment funds
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, Amortized Cost	1,525	1,525
Securities available-for-sale, Gross Unrealized Gains	0	0
Securities available-for-sale, Gross Unrealized Losses	3	40
Securities available-for-sale	$ 1,522	$ 1,485